PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                         STRONG CONSERVATIVE PORTFOLIO
                           STRONG MODERATE PORTFOLIO
                          STRONG AGGRESSIVE PORTFOLIO

             Supplement to the Prospectus dated November 30, 1999


Effective January 1, 2000, the following table replaces the Annual Fund Operating Expenses table found on page 8 of the Funds' prospectus:


ANNUAL FUND OPERATING EXPENSES*
(as a percent of average net assets)

                                                                                                        FEE
                                                           UNDERLYING          TOTAL ANNUAL            WAIVERS              NET
                            MANAGEMENT    OTHER               FUND               OPERATING              AND/OR             FUND
FUND                            FEE      EXPENSES          EXPENSES**              EXPENSES        ABSORPTIONS***        EXPENSES
--------------------------  -----------  --------  --------------------------  ------------  --------------------------  --------
Conservative                    NONE       0.82%              0.95%            1.77%         0.57%                       1.20%
Moderate                        NONE       0.82%              1.04%            1.86%         0.57%                       1.29%
Aggressive                      NONE       0.82%              1.12%            1.94%         0.57%                       1.37%

* THE EXPENSES ASSOCIATED WITH INVESTING IN A "FUND OF FUNDS," SUCH AS THE CONSERVATIVE, MODERATE, AND AGGRESSIVE PORTFOLIOS, ARE GENERALLY HIGHER THAN THOSE OF MUTUAL FUNDS THAT DO NOT INVEST PRIMARILY IN OTHER MUTUAL FUNDS. THIS IS BECAUSE SHAREHOLDERS IN A FUND OF FUNDS INDIRECTLY PAY A PORTION OF THE FEES AND EXPENSES CHARGED AT THE UNDERLYING FUND LEVEL.

** UNDERLYING FUND EXPENSES DO NOT REFLECT OUR WAIVER OF MANAGEMENT FEES AND/OR ABSORPTIONS. WITH WAIVERS AND ABSORPTIONS FOR THE HERITAGE MONEY FUND, THE UNDERLYING FUND EXPENSES FOR THE CONSERVATIVE, MODERATE, AND AGGRESSIVE PORTFOLIOS ARE 0.93%, 1.02%, AND 1.11%, RESPECTIVELY. WE CAN TERMINATE THIS WAIVER AND ABSORPTION AT ANY TIME.

*** WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR ADMINISTRATIVE FEES AND/OR ABSORB EXPENSES FOR THE FUNDS UNTIL JANUARY 1, 2001 TO KEEP OTHER EXPENSES AT NO MORE THAN 0.25%.


           The date of this Prospectus Supplement is January 1, 2000.

                                       1
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